Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 4,477	$ 479
Net cash from (used by) operating activities	5,102	1,055
Cash flows from investing activities
Net cash used by investing activities	(39,047)	(50,917)
Cash flows from financing activities
Cash dividends paid on Series B preferred stock	(750)	(233)
Net proceeds from issuance of Series B preferred stock		11,369
Net cash from (used by) financing activities	31,633	58,909
Net change in cash and cash equivalents	(2,312)	9,047
Beginning cash and cash equivalents	28,207	19,160
Ending cash and cash equivalents	25,895	28,207
Parent Company [Member]
Cash flows from operating activities
Net income	4,477	479
Effect of subsidiaries' operations	(3,099)	(1,065)
Change in other assets and other liabilities	(980)	(1,142)
Net cash from (used by) operating activities	398	(1,728)
Cash flows from investing activities
Investment in bank subsidiary		(9,700)
Investments in other subsidiaries		54
Net cash used by investing activities		(9,646)
Cash flows from financing activities
Cash dividends paid on Series B preferred stock	(750)	(233)
Net proceeds from issuance of Series B preferred stock		11,369
Net cash from (used by) financing activities	(750)	11,136
Net change in cash and cash equivalents	(352)	(238)
Beginning cash and cash equivalents	3,025	3,263
Ending cash and cash equivalents	$ 2,673	$ 3,025